Fair Value Measurement (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Convertible debt	$ 1,245,597		$ 1,245,597		$ 1,288,138
Derivative liability	1,097,379		1,097,379		$ 897,968
(Loss) Gain on change in fair value of derivatives	$ 862,086	$ 85,292	$ (461,289)	$ 71,130